INVENTORIES	12 Months Ended
Dec. 31, 2020
Classes of current inventories [abstract]
INVENTORIES [Text Block]

6. INVENTORIES

	December 31	December 31
	2020	2019

Warehouse inventory	$8,717	$8,342
Stockpile inventory(1)	3,982	2,477
Finished Goods inventory(2)	3,580	2,313
Work in process inventory	361	457
	$16,640	$13,589

(1) The stockpile inventory balance at December 31, 2020 is net of a write down to net realizable value of $254 for stockpile inventory held at the El Compas mine.

(2) The finished goods inventory balance at December 31, 2020 is net of a write down to net realizable value of $151 for finished goods inventory held at the El Compas mine.